Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
U.S. federal	$ 982	$ 958	$ 532
U.S. state and local	189	156	110
Non-U.S.	445	434	508
Total current income tax expense	1,616	1,548	1,150
Deferred income tax expense (benefit):
U.S. federal	359	464	782
U.S. state and local	39	68	78
Non-U.S.	(45)	(23)	(103)
Total deferred income tax expense	353	509	757
Total income tax expense on continuing operations	1,969	2,057	1,907
Income tax expense from discontinued operations	$ 0	$ (36)	$ 0